Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Trade and other payables

19	Trade and other payables

	31/12/2017	31/12/2018
	US$’000	US$’000
Current
Trade payables	3,930	3,913
Other payables	3,002	6,538
Refund liabilities	674	616
Accrued operating expenses	3,686	8,512
Deferred government grants	92	90
	11,384	19,669

Non-current
Other accruals	149	169
Deferred government grants	188	95
Deposit	76	113
	413	377

These amounts are non-interest bearing. Trade payables are normally settled on 45 to 60 days terms.

Deferred government grants relate to government grants received for the acquisition of a warehouse management system, which was recognized as intangible assets during the years ended 31 December 2018 and 2017. There are no unfulfilled conditions attached to these grants.

The government grants are recognized in the consolidated statements of profit or loss on a systematic basis over the periods in which the Group recognizes the expenses of the related assets for which the grants are intended to compensate.